Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Provisions related to other, non-income taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2023	12.7	7.6	16.2	36.5
Additional provision in the period	7.4	—	2.8	10.2
Release of provision	(1.6)	(0.2)	(2.3)	(4.1)
Utilization of provision	(10.2)	—	(2.0)	(12.2)
Foreign exchange	—	—	(0.6)	(0.6)
Balance at December 31, 2024	8.3	7.4	14.1	29.8
Additional provision in the period	14.9	—	1.5	16.4
Release of provision	(2.7)	(0.1)	(4.5)	(7.3)
Utilization of provision	(8.3)	—	(1.7)	(10.0)
Foreign exchange	0.1	—	—	0.1
Balance at December 31, 2025	12.3	7.3	9.4	29.0
Analysis of total provisions:			December 31, 2025	December 31, 2024
			€m	€m
Current			27.6	27.1
Non-current			1.4	2.7
Total			29.0	29.8